Summarizes fair value of the assets acquired and liabilities assumed (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Feb. 20, 2023 SGD ($)
Restructuring Cost and Reserve [Line Items]
Goodwill
Meili Technologies Pte. Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents					$ 63
Accounts receivable, net					12
Deposits, prepaid expenses and other current assets					76
Total identifiable assets acquired					151
Total liabilities assumed					(215)
Net liabilities acquired					(64)
Goodwill					664
Total acquisition consideration					$ 600